Stock Options and Stock Awards	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Stock Options Awards and Warrants [Abstract]
Stock Options Awards and Warrants [Text Block]
Note 7: Stock Options and Stock Awards

The Company’s equity incentive plan provides for awards of nonqualified and incentive stock options as well as vested and non-vested common stock awards. Employee stock options can be granted with exercise prices at the fair market value (as defined within the plan) of the stock at the date of grant and with terms of up to ten years. Except as otherwise permitted in the plan, upon termination of employment for reasons other than retirement, permanent disability or death, the option exercise period is reduced or the options are canceled.

Stock awards may also be granted to non-employee members of the Board of Directors as compensation for attendance and participation at meetings of the Board of Directors and meetings of the various committees of the Board. For the three months ended March 31, 2015 the Company issued 2,086 shares of stock to directors compensation for their service.

The following table summarizes the Company’s stock option activity and related information for the periods ended:

	March 31, 2015		December 31, 2014
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Shares	Price	Shares	Price
Balance at January 1,	264,652	$11.75	387,101	$11.19
Granted	-	-	-	-
Exercised	-	-	(4,139)	8.79
Forfeited	(16,861)	10.41	(118,310)	10.02
Balance at period end	247,791	$11.85	264,652	$11.75
Exercisable at period end	247,791	$11.85	264,652	$11.75
Weighted average fair value of options granted during the year		$-		$-

The intrinsic value of a stock option is the amount that the market value of the underlying stock exceeds the exercise price of the option. Based upon a fair market value of $14.00 at March 31, 2015 the options outstanding had an aggregate intrinsic value or $533 thousand. At December 31, 2014, based upon fair market value of $11.40, the options outstanding had an aggregate intrinsic value of $175 thousand.

Restricted Stock
In the second quarter of 2013, 50,000 shares of restricted stock were granted, with 30,000 of the shares subject to a three year vesting schedule with one-third of the shares vesting each year on the grant date anniversary. The remaining 20,000 awarded shares also are subject to a three year vesting schedule, however they only vest if certain annual performance measures are satisfactorily achieved.

The following table presents a summary of the activity for the Company’s restricted stock for the periods ended:

	March 31, 2015		December 31, 2014
		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
	Shares	Fair Value	Shares	Fair Value
Balance at January 1,	33,330	$6.89	50,000	$6.89
Granted	-	-	-	-
Vested	-	-	(10,002)	6.91
Forfeited	-	-	(6,668)	6.85
Balance at period end	33,330	$6.89	33,330	$6.89

At March 31, 2015, based on restricted stock awards outstanding at that time, the total unrecognized pre-tax compensation expense related to unvested restricted stock awards was $115 thousand. This expense is expected to be recognized through 2016.

Restricted Stock Units
Restricted stock units (RSUs) are similar to restricted stock, except the recipient does not receive the stock immediately, but instead receives it according to a vesting plan and distribution schedule after achieving required performance milestones or upon remaining with the employer for a particular length of time. Each restricted stock unit that vests entitles the recipient to receive one share of common stock on a specified issuance date. The recipient does not have any stockholder rights, including voting, dividend or liquidation rights, with respect to the shares underlying awarded restricted stock units until the recipient becomes the record holder of those shares.

In 2014, 44,500 restricted stock units were granted, with 19,500 of the units subject to a three year vesting schedule with one-third of the units vesting each year on the grant date anniversary. The remaining 25,000 awarded units also are subject to a three year vesting schedule, however, they only vest if certain annual performance measures are satisfactorily achieved.

The following table presents a summary of the activity for the Company’s restricted stock units for the periods ended:

	March 31, 2015		December 31, 2014
		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
	Shares	Fair Value	Shares	Fair Value
Balance at January 1,	44,500	$11.21	-	$-
Granted	-	-	44,500	11.21
Vested	-	-	-	-
Forfeited	-	-	-	-
Balance at period end	44,500	$11.21	44,500	$11.21

At March 31, 2015, based on RSU awards outstanding at that time, the total unrecognized pre-tax compensation expense related to unvested RSU awards was $334 thousand. This expense is expected to be recognized through 2017.

Stock-Based Compensation Expense:   Stock-based compensation is recognized as compensation cost in the statement of operations based on the fair values on the measurement date, which, for the Company, is the date of the grant. The Company recognized stock-based compensation expense related to the issuance of restricted stock and restricted stock units of $70 thousand as well as $24 thousand for director compensation paid in stock for the period ended March 31, 2015.

Valuation of Stock-Based Compensation:   The fair value of the Company’s stock options granted as compensation is estimated on the measurement date, which, for the Company, is the date of grant. The fair value of stock options was calculated using the Black-Scholes option-pricing model. There were no stock options granted during the three months ended March 31, 2015 or in 2014.

Note 16: Stock Options, Awards and Warrants

The Company initially raised $4,775,000 of capital by selling to its founders investment units consisting of one share of common stock and a fully detachable warrant equal to .25 shares of common stock per unit. The warrants were issued in recognition of the financial and organizational risk undertaken by the purchasers in the organizational offering. The warrants were immediately exercisable upon issuance and expired ten (10) years from the date of issuance, which was in August 2014. The following table summarizes the warrant activity and related information for the periods ended:

	December 31, 2014		December 31, 2013
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Shares	Price	Shares	Price
Balance at January 1,	119,376	$10.00	119,376	$10.00
Granted	-	-	-	-
Exercised	(47,068)	10.00	-	-
Forfeited	(72,308)	10.00	-	-
Balance at December 31,	-	$-	119,376	$10.00
Exercisable at December 31,	-	$-	119,376	$10.00

The Company’s equity incentive plans provide for awards of nonqualified and incentive stock options as well as vested and non-vested common stock awards. Employee stock options can be granted with exercise prices at the fair market value (as defined within the plan) of the stock at the date of grant and with terms of up to ten years. Except as otherwise permitted in the plan, upon termination of employment for reasons other than retirement, permanent disability or death, the option exercise period is reduced or the options are canceled.

Stock awards may also be granted to non-employee members of the Board of Directors as compensation for attendance and participation at meetings of the Board of Directors and meetings of the various committees of the Board. In 2014 and 2013, the Company issued 5,358 and 5,179 shares of stock, respectively, to directors as compensation for their service.

The following table summarizes the Company’s stock option activity and related information for the years ended:

	December 31, 2014		December 31, 2013
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Shares	Price	Shares	Price
Balance at January 1,	387,101	$11.19	395,351	$11.16
Granted	-	-	-	-
Exercised	(4,139)	8.79	-	-
Forfeited	(118,310)	10.02	(8,250)	9.90
Balance at December 31,	264,652	$11.75	387,101	$11.19
Exercisable at December 31,	264,652	$11.75	387,101	$11.19
Weighted average fair value of options granted during the year		$-		$-

The intrinsic value of a stock option is the amount that the market value of the underlying stock exceeds the exercise price of the option. Based upon a fair market value of $11.40 on December 31, 2014 the options outstanding had an aggregate intrinsic value of $175 thousand.

Restricted Stock
In the second quarter of 2013, 50,000 shares of restricted stock were granted, with 30,000 of the shares subject to a three year vesting schedule with one third of the shares vesting each year on the grant date anniversary. The remaining 20,000 awarded shares also are subject to a three year vesting schedule, however they only vest if certain annual performance measures are satisfactorily achieved.

A summary of the activity for the Company’s restricted stock for the period indicated is presented in the following table:

	December 31, 2014		December 31, 2013
		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
	Shares	Fair Value	Shares	Fair Value
Balance at January 1,	50,000	$6.89	-	$-
Granted	-	-	50,000	6.89
Vested	(10,002)	6.91	-	-
Forfeited	(6,668)	6.85	-	-
Balance at December 31,	33,330	$6.89	50,000	$6.89

At December 31, 2014, based on restricted stock awards outstanding at that time, the total unrecognized pre-tax compensation expense related to unvested restricted stock awards was $143 thousand. This expense is expected to be recognized through 2016.

Restricted Stock Units
Restricted stock units (RSUs) are similar to restricted stock, except the recipient does not receive the stock immediately, but instead receives it according to a vesting plan and distribution schedule after achieving required performance milestones or upon remaining with the employer for a particular length of time. Each restricted stock unit that vests entitles the recipient to receive one share of common stock on a specified issuance date. The recipient does not have any stockholder rights, including voting, dividend or liquidation rights, with respect to the shares underlying awarded restricted stock units until the recipient becomes the record holder of those shares.

During the second and third quarters of 2014, 44,500 restricted stock units were granted, with 19,500 of the units subject to a three year vesting schedule with one-third of the units vesting each year on the grant date anniversary. The remaining 25,000 awarded units also are subject to a three year vesting schedule, however, they only vest if certain annual performance measures are satisfactorily achieved.

A summary of the activity for the Company’s restricted stock units for the periods indicated is presented in the following table:

	December 31, 2014		December 31, 2013
		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
	Shares	Fair Value	Shares	Fair Value
Balance at January 1,	-	$-	-	$-
Granted	44,500	11.21	-	-
Vested	-	-	-	-
Forfeited	-	-	-	-
Balance at December 31,	44,500	$11.21	-	$-

At December 31, 2014, based on RSU awards outstanding at that time, the total unrecognized pre-tax compensation expense related to unvested RSU awards was $376 thousand. This expense is expected to be recognized through 2017.

Stock-Based Compensation Expense:   Stock-based compensation is recognized as compensation cost in the statement of operations based on their fair values on the measurement date, which, for the Company, is the date of the grant. The Company recognized stock-based compensation expense related to the issuance of restricted stock and restricted stock units of $226 thousand as well as $54 thousand for director compensation paid in stock for the year ended December 31, 2014, and stock-based compensation expense of $123 thousand and $105 thousand during 2013 and 2012, respectively.

Valuation of Stock-Based Compensation:   The fair value of the Company’s stock options granted as compensation is estimated on the measurement date, which, for the Company, is the date of grant. The fair value of stock options was calculated using the Black-Scholes option-pricing model. There were no stock options granted in 2014 and 2013. The Company estimated expected market price volatility and expected term of the options based on historical data and other factors.